Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Memorandum loan commitments given	€ 152,868	€ 136,920	€ 119,618
Financial guarantees given Memorandum	18,839	16,511	11,720
Memorandum other commitments given	42,577	39,137	34,604
Memorandum item subordinated liabilities at amortised cost	15,867	12,509	14,808
Memorandum Item subordinated liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	€ 0	€ 0	€ 0